Investment in Films and Television Programs - Narrative (Details) - USD ($) $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 26, 2023	Jul. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2023
Schedule of Investments [Line Items]
Unamortized Film and Television Libraries Cost							$ 223.1	$ 132.8
Operating Cycle											12 years 9 months 18 days
Film, monetized in film group, amortization expense	$ 10.0	$ 10.0					1,347.8	$ 1,649.3	$ 1,497.5	$ 171.4
Acquired film and television libraries, unamortized costs			$ 258.3		$ 258.3		$ 223.1
Acquired libraries, remaining amortization period (in years)					13 years 7 months 6 days
Amortization of films and television programs and program rights			$ 487.4	$ 382.6	$ 717.9	$ 636.7